Share Capital - Summary of warrants outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Warrants Outstanding [Line Items]
Number of warrants, Beginning balance	6,453,784	397,079
Number of warrants, Issued		6,226,250
Number of warrants, Excercised	(270,635)	(169,545)
Number of warrants, Ending balance	6,183,149	6,453,784
Weighted- average exercise price, Beginning balance	$ 7.73	$ 5.35
Weighted- average exercise price, Issued		7.78
Weighted- average exercise price, Exercised	6.05	6.16
Weighted- average exercise price, Ending balance	$ 7.80	$ 7.73